APPENDIX I	UNITED STATES		OMB APPROVAL
	                SECURITIES AND EXCHANGE COMMISSION	OMB Number:   3235-0456
	Washington, D.C. 20549		Expires: July 31, 2007
			Estimated average burden
			hours per response....... 1
	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.

1 . Name and address of issuer:
	Sun Capital Advisers Trust
	One Sun Life Executive Park
	Wellesley Hills, MA 02481

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/

3. Investment Company Act File Number:
	811-08879
     Securities Act File Number
	333-59093

4(a).  Last day of fiscal year for which this Form is filed:
	12/31/2006

4(b). Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the
fiscal year). (See Instruction A.2)	//

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). Check box if this is the last time the issuer will be
filing this Form.	//


5.  Calculation of registration fee:
(i)	Aggregate sale price of securities sold during the fiscal year
	pursuant to section 24(f):		                        $3.053,346

(ii)	Aggregate price of securities redeemed or repurchased
during the fiscal year:      $0

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October
	11, 1995 that were not previously used to reduce
registration
	fees payable to the Commission:
                    $36,068,295

(iv)	Total available redemption credits [add Item 5(ii) and 5(iii):	$36,068,295

(v)	Net sales - If Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i) ]:
                        $	$0

(vi)	Redemption credits available for use in future years
        $(33,014,949)
	- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See
	Instruction C.9):	X	$0.0000307

(viii)	Registration fee due [multiply Item 5(v) by Item
	 5(vii)] (enter 'O' if no fee is due):	=	$ 0


6. Prepaid Shares
If the response to item 5(i) was determined by deducting an
amount of securities that were registered
under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted
here:            . If there is a number
of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year
for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
here:              .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
 (see Instruction D):
		+	$0

8. Total of the amount of the registration fee due plus any interest due [line 5(vii) plus line 7]:
		=	$0



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

Method of Delivery:
	/N/A/ Wire Transfer
	 Mail or other means





	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*	/s/ Susan J. Walsh
	Susan Walsh
	Assistant Treasurer

Date__3/27/2007____

	*Please print the name and title of the signing officer below the signature.